Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Performance Award Transactions Text Block
Performance award transactions during 2011 were as follows and are presented as if the Company were to achieve its maximum levels of performance under the plan:

Shares awarded but not earned at January 1	1,916,254
Shares awarded	1,490,853
Shares forfeited or unearned	(1,199,126)
Shares earned	—
Shares awarded but not earned at December 31	2,207,981

Weighted Average Grant-Date Fair Value Of SSARS And Assumptions Under Black-Scholes Option Model
The weighted average grant-date fair value of SSARs granted under the 2006 Plan and the weighted average assumptions under the Black-Scholes option model were as follows for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
Weighted average grant-date fair value	$22.26	$14.49	$7.46
Weighted average assumptions under Black-Scholes option model:
Expected life of awards (years)	5.5	5.5	5.5
Risk-free interest rate	1.9%	2.4%	1.6%
Expected volatility	49.7%	48.5%	45.3%
Expected dividend yield	—	—	—

SSAR Activity
SSAR transactions during the year ended December 31, 2011 were as follows:

SSARs outstanding at January 1	798,197
SSARs granted	164,425
SSARs exercised	(130,062)
SSARs canceled or forfeited	(500)
SSARs outstanding at December 31	832,060
SSAR price ranges per share:
Granted	$ 43.39-52.29
Exercised	21.45-37.38
Canceled or forfeited	56.98
Weighted average SSAR exercise prices per share:
Granted	$51.53
Exercised	27.78
Canceled or forfeited	56.98
Outstanding at December 31	36.78

Schedule Of SSAR Exercise Price Range, Number Of Shares, Weighted Average Exercise Price And Remaining Contractual Lives
The following table sets forth the exercise price range, number of shares, weighted average exercise price, and remaining contractual lives by groups of similar price:

	SSARs Outstanding			SSARs Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Exercisable as of December 31, 2011	Weighted Average Exercise Price
$21.45 – $23.80	258,157	3.8	$21.68	129,188	$22.01
$29.23 – $37.38	307,891	3.9	$35.00	168,016	$36.37
$43.39 – $56.98	266,012	5.0	$53.51	76,612	$56.79
	832,060			373,816	$35.59

Stock Option Transactions
Stock option transactions during 2011 were as follows:

Options outstanding and exercisable at January 1	19,275
Options granted	—
Options exercised	(17,275)
Options canceled or forfeited	—
Options outstanding and exercisable at December 31	2,000
Option price ranges per share:
Granted	$—
Exercised	15.12-20.85
Canceled or forfeited	—
Weighted average option exercise prices per share:
Granted	$—
Exercised	15.78
Canceled or forfeited	—
Outstanding at December 31	20.85